Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	0.97%	2.05%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		97,740,000
Fair Value as a % of Partners' Capital		23.90%
Fair Value		97,869,811
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		122,960,000
Fair Value as a % of Partners' Capital		30.08%
Fair Value		123,180,944
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		133,180,000
Fair Value as a % of Partners' Capital		33.52%
Fair Value		137,248,233
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		27,240,000
Fair Value as a % of Partners' Capital		6.67%
Fair Value		27,328,317
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	67,740,000
Fair Value as a % of Partners' Capital	20.27%
Fair Value	67,800,860
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	106,700,000
Fair Value as a % of Partners' Capital	32.49%
Fair Value	108,696,457
U.S. Treasury notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	106,700,000
Fair Value as a % of Partners' Capital	31.88%
Fair Value	106,674,992
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	27,240,000
Fair Value as a % of Partners' Capital	8.16%
Fair Value	27,317,677
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Face Amount
Fair Value as a % of Partners' Capital	92.80%	94.17%
Fair Value	310,489,986	385,627,305